INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
INCOME TAXES [Abstract]
Schedule of Income before Income Taxes

Income (loss) before income taxes consists of:

	Years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$

PRC	107,299	(3,150)	68,669	11,344
Non-PRC	(6,906)	(2,870)	(4,526)	(748)

	100,393	(6,020)	64,143	10,596

Schedule of Income Tax Expenses

Income tax expenses consist of the following:

	Years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$

Current income tax expenses	38,970	25,828	32,872	5,430
Deferred income tax (benefits) expenses	(5,679)	(13,629)	3,619	598

	33,291	12,199	36,491	6,028

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of the income tax computed at the statutory income tax rate of 25% applicable to PRC operations to income tax expense for the years ended December 31, 2011, 2012 and 2013 is as follows:

	Years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$

Income (loss) before income tax expense	100,393	(6,020)	64,143	10,596
Income tax computed at PRC statutory tax rate	25,098	(1,505)	16,036	2,649
Non-deductible expenses	5,697	4,906	3,078	509
International tax rate difference	974	667	1,025	169
Changes in the valuation allowance	1,522	8,131	16,352	2,701

	33,291	12,199	36,491	6,028

Schedule of Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of deferred tax assets and liabilities are as follows:

	December 31,
	2012	2013
	RMB	RMB	US$
Deferred tax assets:
Current
Accrued expenses	3,556	3,996	660
Unpaid staff costs	3,644	5,685	939
Less: valuation allowance	(444)	(1,858)	(307)
Total current deferred tax assets	6,756	7,823	1,292
Non-current
Property and equipment	788	860	142
Net operating loss carry forwards	22,542	31,345	5,178
Less: valuation allowance	(13,706)	(28,644)	(4,732)
Total non-current deferred tax assets	9,624	3,561	588
Total deferred tax assets	16,380	11,384	1,880

Deferred tax liabilities:
Non-current
Intangible assets	26,515	25,308	4,181
Land use rights	2,552	2,468	408
Property and equipment	2,703	2,617	432
Total deferred tax liabilities	31,770	30,393	5,021

Net deferred tax assets (liabilities)	(15,390)	(19,009)	(3,141)